Income Taxes (Details) - Schedule of income tax expenses - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of income tax expenses [Abstract]
Current income tax expenses	$ (528,266)	$ (688,308)
Deferred income tax benefits	485,654	165,829
Total	$ (42,612)	$ (522,479)